Shareholder Report, Line Graph (Details) - USD ($)								5 Months Ended	6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended		45 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended		57 Months Ended	60 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended		69 Months Ended	72 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended		84 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended		96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Dec. 06, 2022	Jan. 21, 2020	May 31, 2018	Apr. 16, 2018	Feb. 28, 2018	Feb. 26, 2016	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000050453
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							$ 9,450								$ 10,283							$ 13,383							$ 11,494						$ 12,154						$ 13,563						$ 15,814					$ 11,097					$ 12,527		$ 15,416		$ 19,737
C000050454
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,691							13,813							11,768						12,368						13,688						15,843					11,033					12,360		15,094		19,183
C000025543
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,543							12,221							11,157						11,891						11,123						14,626					11,327					13,271		16,429		21,343
C000025545
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								9,922							12,612							11,420						12,081						11,223						14,650					11,257					13,087		16,078		20,743
C000050450
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,846							12,604							11,359						12,117						11,634						15,432					11,255					12,442		15,507		20,438
C000050451
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,225							13,006							11,629						12,319						11,738						15,455					11,182					12,274		15,182		19,860
C000025585
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,822							12,903							10,926						13,061						18,784						19,152					9,475					10,319		11,691		15,235
C000025587
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,216							13,316							11,194						13,282						18,959						19,191					9,425					10,184		11,447		14,807
C000025573
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								10,398							13,494							11,157						13,280						15,648						18,795					11,144					12,185		15,069		19,157
C000025575
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,808							13,925							11,431						13,502						15,784						18,819					11,077					12,020		14,755		18,617
C000235590
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value	$ 9,450												$ 9,466								$ 11,794							$ 14,568
C000238648
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value	9,900												9,847								12,179							14,929
C000182038
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value			$ 9,450					$ 7,938								$ 9,426							$ 11,170							$ 13,351						$ 8,025						$ 8,650						$ 10,767					$ 13,406
C000182039
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value			9,900					8,286								9,771							11,494							13,632						8,140						8,703						10,744					13,292
C000025549
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								8,830							10,887							9,895						11,610						11,994						17,289					13,053					14,492		17,410		20,212
C000025551
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								9,178							11,234							10,134						11,806						12,104						17,319					12,975					14,304		17,050		19,647
C000040523
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								8,817							10,878							10,119						11,834						10,502						14,079					11,945					14,141		17,297		21,446
C000040525
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								9,169							11,227							10,375						12,036						10,602						14,103					11,881					13,962		16,940		20,857
C000025531
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,632							12,533							13,404						14,916						18,483						26,374					19,973					22,592		32,758		41,471
C000025533
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,018							12,939							13,739						15,170						18,665						26,428					19,864					22,303		32,098		40,325
C000025519
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,768							12,064							12,525						13,189						12,086						17,267					16,331					16,255		21,222		23,648
C000025521
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,154							12,448							12,822						13,403						12,190						17,291					16,229					16,035		20,776		22,978
C000025537
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,776							12,305							12,787						13,509						12,129						18,707					15,407					14,692		20,574		23,711
C000025539
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,159							12,692							13,093						13,730						12,240						18,729					15,313					14,497		20,145		23,040
C000040533
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,415							12,195							12,911						13,641						13,511						19,255					14,300					13,707		19,397		23,361
C000040535
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								9,787							12,588							13,221						13,872						13,636						19,291					14,181					13,500		18,949		22,665
C000040529
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								10,207							12,655							12,918						13,486						11,257						18,546					16,752					15,526		21,080		22,878
C000040531
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,610							13,060							13,231						13,716						11,364						18,579					16,660					15,325		20,655		22,242
C000025525
Account Value [Line Items]
Line Graph and Table Measure Name														Class A Including sale charges
Accumulated Value							9,450								9,663							12,261							12,988						14,024						15,437						21,806					18,563					19,746		27,421		32,806
C000025527
Account Value [Line Items]
Line Graph and Table Measure Name														Class C Including sale charges
Accumulated Value							9,900								10,047							12,652							13,303						14,261						15,583						21,850					18,464					19,490		26,865		31,900
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,759							12,103							11,256						12,463						11,704						15,733					11,934					13,515		16,619		20,485
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,759							12,103							11,256						12,463						11,704						15,733					11,934					13,515		16,619		20,485
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								975,900							1,210,311							1,125,589						1,246,253						1,170,356						1,573,309					1,193,355					1,351,475		1,661,908		2,048,468
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,759							12,103							11,256						12,463						11,704						15,733					11,934					13,515		16,619		20,485
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,759							12,103							11,256						12,463						11,704						15,733					11,934					13,515		16,619		20,485
MSCI EAFE IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE IMI Index (Net, USD, Unhedged)
Accumulated Value				$ 10,000					$ 8,971								$ 9,933							$ 9,328							$ 12,539						$ 9,511						$ 10,771						$ 13,245					$ 16,326
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,042,600							1,289,383							1,379,382						1,574,565						1,745,720						2,505,283					2,094,918					2,293,516		3,166,657		3,836,089
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,193								11,635							12,900							18,513						15,480						16,948						23,400					28,347
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,042,600							1,289,383							1,379,382						1,574,565						1,745,720						2,505,283					2,094,918					2,293,516		3,166,657		3,836,089
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,426							12,894							13,794						15,746						17,457						25,053					20,949					22,935		31,667		38,361
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,193								11,635							12,900							18,513						15,480						16,948						23,400					28,347
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,042,400							1,292,368							1,377,664						1,563,511						1,722,207						2,478,256					2,068,848					2,242,217		3,091,121		3,734,383
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,159								11,529							12,700							18,275						15,256						16,534						22,794					27,538
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,042,400							1,292,368							1,377,664						1,563,511						1,722,207						2,478,256					2,068,848					2,242,217		3,091,121		3,734,383
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,159								11,529							12,700							18,275						15,256						16,534						22,794					27,538
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,042,400							1,292,368							1,377,664						1,563,511						1,722,207						2,478,256					2,068,848					2,242,217		3,091,121		3,734,383
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,424							12,924							13,777						15,635						17,222						24,783					20,688					22,422		30,911		37,344
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,159								11,529							12,700							18,275						15,256						16,534						22,794					27,538
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								1,092,700							1,381,719							1,208,728						1,352,083						1,463,630						1,711,862					1,180,671					1,308,183		1,639,415		2,096,976
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value				10,000					8,360								9,352							10,123							11,840						8,166						9,048						11,339					14,503
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								967,700							1,194,529							1,112,704						1,235,546						1,150,788						1,544,127					1,188,978					1,360,191		1,672,626		2,057,832
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					9,027								10,024							9,336							12,527						9,646						11,035						13,569					16,695
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,298							13,131							12,105						13,173						12,994						17,642					12,300					13,096		16,103		20,048
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,298							13,131							12,105						13,173						12,994						17,642					12,300					13,096		16,103		20,048
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								1,029,800							1,313,098							1,210,545						1,317,315						1,299,400						1,764,195					1,229,997					1,309,577		1,610,256		2,004,769
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,298							13,131							12,105						13,173						12,994						17,642					12,300					13,096		16,103		20,048
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,298							13,131							12,105						13,173						12,994						17,642					12,300					13,096		16,103		20,048
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Accumulated Value				10,000					8,656								9,420							9,291							12,615						8,795						9,364						11,514					14,335
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,451							12,513							9,787						11,449						15,387						15,296					8,783					9,804		11,616		14,991
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,451							12,513							9,787						11,449						15,387						15,296					8,783					9,804		11,616		14,991
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								945,100							1,251,312							978,651						1,144,924						1,538,664						1,529,586					878,288					980,433		1,161,617		1,499,067
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,451							12,513							9,787						11,449						15,387						15,296					8,783					9,804		11,616		14,991
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value					$ 10,000					$ 7,405								$ 8,663							$ 11,642							$ 11,574						$ 6,646						$ 7,419						$ 8,789					$ 11,343
MSCI China All Shares Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI China All Shares Index (Net, USD, Unhedged)
Accumulated Value				10,000					7,722								9,034							12,141							12,069						6,930						7,736						9,166					11,828
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								1,092,700							1,381,719							1,208,728						1,352,083						1,463,630						1,711,862					1,180,671					1,308,183		1,639,415		2,096,976
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value							10,000								10,927							13,817							12,087						13,521						14,636						17,119					11,807					13,082		16,394		20,970
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value				10,000					8,360								9,352							10,123							11,840						8,166						9,048						11,339					14,503
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	10,000												9,999								12,718							16,005
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	10,000												9,999								12,718							16,005
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	1,000,000												999,900								1,271,773							1,600,526
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	10,000												9,999								12,718							16,005
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	10,000												9,999								12,718							16,005
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	10,000												9,999								12,718							16,005
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Accumulated Value	$ 10,000												$ 9,999								$ 12,718							$ 16,005
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			10,000					8,654								9,680							10,479							12,256						8,453						9,366						11,738					15,013
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			10,000					8,654								9,680							10,479							12,256						8,453						9,366						11,738					15,013
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			1,000,000					865,400								968,036							1,047,899							1,225,623						845,312						936,606						1,173,755					1,501,350
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			10,000					8,654								9,680							10,479							12,256						8,453						9,366						11,738					15,013
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			10,000					8,654								9,680							10,479							12,256						8,453						9,366						11,738					15,013
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value			$ 10,000					$ 8,654								$ 9,680							$ 10,479							$ 12,256						$ 8,453						$ 9,366						$ 11,738					$ 15,013
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI Emerging Markets Index (Net, USD, Unhedged)
Accumulated Value		$ 10,000										$ 9,976								$ 11,668							$ 8,047							$ 8,917						$ 11,174						$ 14,293
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								967,700							1,194,529							1,112,704						1,235,546						1,150,788						1,544,127					1,188,978					1,360,191		1,672,626		2,057,832
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value						$ 10,000					$ 10,944								$ 13,509							$ 12,584							$ 13,973						$ 13,015						$ 17,463						$ 13,446					$ 15,383		$ 18,916		$ 23,273
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					9,027								10,024							9,336							12,527						9,646						11,035						13,569					16,695
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							1,000,000								967,700							1,194,529							1,112,704						1,235,546						1,150,788						1,544,127					1,188,978					1,360,191		1,672,626		2,057,832
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value						$ 10,000					$ 10,944								$ 13,509							$ 12,584							$ 13,973						$ 13,015						$ 17,463						$ 13,446					$ 15,383		$ 18,916		$ 23,273
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value							10,000								9,677							11,945							11,127						12,355						11,508						15,441					11,890					13,602		16,726		20,578
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					9,027								10,024							9,336							12,527						9,646						11,035						13,569					16,695
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							1,000,000								1,022,800							1,326,674							1,468,761						1,719,919						2,222,479						3,182,812					2,399,840					2,854,610		4,104,073		5,356,636
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								10,228							13,267							14,688						17,199						22,225						31,828					23,998					28,546		41,041		53,566
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					10,366								12,139							15,685							22,463						16,937						20,147						28,965					37,805
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							1,000,000								1,063,700							1,252,826							1,290,786						1,435,484						1,326,818						1,907,433					1,773,913					1,776,219		2,326,491		2,585,895
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,637							12,528							12,908						14,355						13,268						19,074					17,739					17,762		23,265		25,859
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					9,999								11,120							10,278							14,776						13,742						13,759						18,022					20,031
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,041,100							1,331,046							1,355,671						1,422,099						1,420,108						2,141,522					1,744,484					1,595,156		2,138,626		2,446,802
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,411							13,310							13,557						14,221						14,201						21,415					17,445					15,952		21,386		24,468
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					9,732								10,209							10,195							15,373						12,523						11,451						15,353					17,565
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								9,951							13,036							13,574						14,443						16,374						22,670					16,771					15,491		21,144		25,122
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								9,951							13,036							13,574						14,443						16,374						22,670					16,771					15,491		21,144		25,122
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							1,000,000								995,100							1,303,581							1,357,419						1,444,294						1,637,396						2,266,974					1,677,108					1,549,144		2,114,427		2,512,151
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								9,951							13,036							13,574						14,443						16,374						22,670					16,771					15,491		21,144		25,122
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								9,951							13,036							13,574						14,443						16,374						22,670					16,771					15,491		21,144		25,122
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value							10,000								9,951							13,036							13,574						14,443						16,374						22,670					16,771					15,491		21,144		25,122
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					9,680								10,300							11,677							16,166						11,960						11,047						15,078					17,915
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,881							13,581							13,500						13,935						11,995						19,708					17,594					15,847		20,881		22,942
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,881							13,581							13,500						13,935						11,995						19,708					17,594					15,847		20,881		22,942
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							1,000,000								1,088,100							1,358,058							1,350,045						1,393,517						1,199,539						1,970,843					1,759,371					1,584,666		2,088,114		2,294,211
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,881							13,581							13,500						13,935						11,995						19,708					17,594					15,847		20,881		22,942
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,881							13,581							13,500						13,935						11,995						19,708					17,594					15,847		20,881		22,942
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							10,000								10,881							13,581							13,500						13,935						11,995						19,708					17,594					15,847		20,881		22,942
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					9,787								10,102							8,696							14,287						12,754						11,488						15,138					16,632
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,451							12,921							13,870						15,858						17,398						24,863					21,230					23,383		32,274		39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,451							12,921							13,870						15,858						17,398						24,863					21,230					23,383		32,274		39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							1,000,000								1,045,100							1,292,057							1,387,023						1,585,784						1,739,763						2,486,296					2,123,048					2,338,325		3,227,356		3,919,624
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,451							12,921							13,870						15,858						17,398						24,863					21,230					23,383		32,274		39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,451							12,921							13,870						15,858						17,398						24,863					21,230					23,383		32,274		39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,000								10,451							12,921							13,870						15,858						17,398						24,863					21,230					23,383		32,274		39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							$ 10,000								$ 10,451							$ 12,921							$ 13,870						$ 15,858						$ 17,398						$ 24,863					$ 21,230					$ 23,383		$ 32,274		$ 39,196
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000					$ 10,228								$ 11,694							$ 12,829							$ 18,334						$ 15,655						$ 17,243						$ 23,799					$ 28,904